Note 5 - Other Operating Income and Expenses (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%
Impairment loss recognised in profit or loss			$ 400,314
Welded pipe assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss	$ 0	$ 0	$ 400,300
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate applied to cash flow projections	9.40%
Top of range [member]
Statement Line Items [Line Items]
Discount rate applied to cash flow projections	11.20%